Financial risk management and derivative financial instruments - Summary of covenant tests (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Minimum liquidity covenant value	$ 400	$ 400